INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES
INVESTMENTS IN DEBT AND EQUITY SECURITIES

Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2019	2018
Corporate Bonds
Balance at start of the year	13,245	41,742
Disposals during the year	(583)	(26,820)
Additions during the year	2,281	—
Unrealized gain/(loss) recorded in other comprehensive income	(9)	2,244
Realized gain/(loss)*	—	(3,921)
Accumulated other-than-temporary impairment*	(2,181)	—
Balance at end of the year	12,753	13,245

	2019	2018
Shares
Balance at start of the year	73,929	52,060
Disposals during the year	(82,783)	(19,248)
Additions during the year	—	11,572
Unrealized Gain*	29,104	12,277
Realized Gain*	40,777	17,398
FX gain/(loss)	299	(130)
Balance at the end of year	61,326	73,929

Total Investment in Debt and Equity Securities	74,079	87,174

Equity Securities pledged to creditors	43,775	—

*Balances included in "Gain on investments in debt and equity securities" in the Consolidated Statements of Operations

Corporate Bonds
The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2019			Year ended December 31, 2018
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	4,132	558	4,690	4,715	477	5,192
Oro Negro 7.5%	5,705	—	5,705	7,886	167	8,053
Oro Negro 12%	2,281	77	2,358	—	—	—
Total corporate bonds	12,118	635	12,753	12,601	644	13,245

NorAm Drilling Company AS ("NorAm Drilling")
During the financial year ended December 31, 2019, the Company redeemed $0.6 million (2018: $0.5 million) of bonds recognizing no gain or loss (2018: $nil). Additionally, the Company recognized an unrealized gain in the year ended December 31, 2019 of $0.1 million in Other Comprehensive Income (2018: $0.2 million; 2017: $0.5 million).
Oro Negro Drilling Pte. Ltd ("Oro Negro")
In the year ended December 31, 2019, the Company acquired $2.3 million of 12% Super Senior Callable Liquidity Bonds from Oro Negro with a face value of $2.3 million. The Company recognized an unrealized gain of $0.1 million in respect of these bonds (2018: $0.0 million; 2017: $0.0 million).
During the year ended December 31, 2019, the Company recognized an unrealized loss of $0.2 million in Other Comprehensive Income (2018: gain $0.2 million; 2017: $2.1 million) on the 7.5% Oro Negro bonds however it was subsequently determined that the bonds were other-than-temporarily impaired and an aggregate impairment loss of $2.2 million was recorded in the Consolidated Statement of Operations (2018: $0.0 million; 2017: $2.9 million).
Golden Close Corp Ltd ("Golden Close")
During 2018, Golden Close initiated liquidation proceedings. As a result of this, the Company received total proceeds of $26.4 million in settlement of its total investment in corporate bonds, resulting in an overall realized loss $3.9 million recognized in the Statement of Operations. Prior to the liquidation proceedings, an unrealized gain of $1.9 million (2017: $3.6 million) was recognized in Other Comprehensive Income for the year ended December 31, 2018.
In 2017, the Company determined that the unsecured convertible bonds issued by Golden Close were other-than-temporarily impaired and recorded an aggregate impairment charge in the Statement of Operations of $1.0 million.
Shares
Following the adoption of ASU 2016-01 from January 2018, the Company now recognizes any changes in the fair value of equity investments in net income.

(in thousands of $)	2019	2018
Frontline*	43,775	60,830
NorAm Drilling	4,326	3,928
ADS Crude Carriers	13,225	9,171
Total shares	61,326	73,929
*As at December 31, 2019, the carrying value of the shares held in Frontline pledged to creditors is $43.8 million (2018: $0.0 million). The Frontline shares with a carrying value of $60.8 million held as at December 31, 2018 were not pledged to creditors.
Frontline Shares
As of December 31, 2019 the Company held approximately 3.4 million shares (2018: 11.0 million shares) in Frontline (see Note 24: Related Party Transactions).
During the year ended December 31, 2019, the Company sold approximately 7.6 million shares in Frontline for total proceeds of $82.8 million and recorded realized gains of $40.8 million in the statement of operations in respect of the sales. The Company also sold the remaining approximately 3.4 million shares subject to a repurchase agreement and as at December 31, 2019, the Company had a forward contract to purchase the approximately 3.4 million shares on June 30, 2020 for $36.8 million. The transaction has been accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded at December 31, 2019 within debt for $36.8 million (See also Note 20: Short-Term and Long-term Debt).
In the year ended December 31, 2019, the Company recognized a mark to market gain of $25.0 million (2018: $10.3 million) in the Statement of Operations. In the year ended December 31, 2017, the Company recognized a mark to market loss of $27.7 million in Other Comprehensive Income.
NorAm Drilling
As of December 31, 2019 and 2018 the Company held approximately 1.3 million shares in NorAm Drilling which traded in the Norwegian Over the Counter market ("OTC"). The Company recognized a mark to market gain of $0.4 million (2018: $1.0 million) in the Statement of Operations in the year ended December 31, 2019, together with a foreign exchange loss of $0.0 million (2018: loss $0.2 million) in Other Financial Items in the Statement of Operations. In the year ended December 31, 2017, the Company recognized a mark to market gain of $0.1 million in Other Comprehensive Income. (See also Note 24: Related Party Transactions)
ADS Crude Carriers
As of December 31, 2019 and 2018 the Company held approximately 4.0 million shares in ADS Crude Carriers. In the year ended December 31, 2019, the Company recognized a mark to market gain of $3.7 million (2018: loss $0.8 million) in the Statement of Operations, along with a foreign exchange gain of $0.3 million (2018: $0.0 million) in Other Financial Items in the Statement of Operations.
During 2018, the Company acquired approximately 4.0 million shares in ADS Crude Carriers for $10.0 million. (See also Note 24: Related Party Transactions)
Golden Close
During the year ended 2018, Golden Close initiated liquidation proceedings. As a result of this, the Company received total proceeds of $19.2 million in settlement of its total investment in shares, resulting in an overall net realized gain of $17.4 million recognized in the Statement of Operations. In the year ended December 31, 2018, the Company recognized an unrealized gain prior to the share settlement of $1.7 million (2017: $0.0 million) in the Statement of Operations.

In December 2017, the Company determined that the shares in Golden Close were other-than-temporarily impaired and recorded $0.6 million impairment charge in the Statement of Operations for the year ended December 31, 2017.